Stock-Based Compensation - Stock Options (Details) - Stock Options - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation
Granted	0	0	0
Contractual life			10 years
Time-based options
Stock Based Compensation
Granted				1,413,251	569,970
Vesting period			4 years
Vesting percentage			25.00%
Performance and market conditions
Stock Based Compensation
Granted				706,628	284,984